RESTATEMENT AND RECLASSIFICATIONS - Consolidated statements of cash flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net income (loss)	¥ (592,199)	¥ (147)	¥ 226,120
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	158,757	100,763	73,636
Loss on disposal of property and equipment	1,238	917	297
Deferred income tax benefit	(46,595)	(1,171)	(1,547)
Share based compensation expense	124,253	77,415	67,824
Investment (income) loss	1,548	47	(71)
Foreign currency exchange (gain) loss, net	(4,440)	6,097	(33,405)
Impairment of long term investments	35,524	10,000
Changes in operating assets and liabilities, net of effects from acquisition of Hanru Hangzhou and Hao Xiao Zi
Accounts receivable	6,000	(30,466)	3,994
Amounts due from a related party	(2,996)	(1,964)	(3,753)
Prepaid expenses and other current assets	(3,454)	(33,126)	(65,491)
Accrued interest income on time deposits	9,814	1,809	5,264
Other non-current assets	(15,986)	6,581	(5,707)
Accounts payable	(390)	(196)	(248)
Amounts due to related parties	656	(310)	(800)
Income taxes payable	2,978	17,049	27,043
Deferred revenue	445,854	23,477	123,373
Accrued expenses and other current liabilities	44,128	127,534	82,077
Other non-current liabilities	(638)	(2,604)	(2,559)
Net cash provided by operating activities	163,081	301,705	496,047
Investing activities:
Purchase of property and equipment and intangible assets	(276,253)	(176,819)	(383,675)
Proceeds from disposal of property and equipment	8,905	423	446
Purchase of short-term investments	0	(950,000)	(420,000)
Proceeds from maturity of short-term investments		950,000	420,000
Purchase of long-term investments	(14,580)	(50,500)	(12,755)
Payment of long-term investment deposit		(4,380)
Purchase of time deposits	(284,166)	(515,739)	(638,170)
Proceeds from maturity of time deposits	563,354	534,958	925,386
Payment for acquisition of Hanru Hangzhou			(4,360)
Cash acquired from acquisition of Hanru Hangzhou			148
Issuance of loan to a related party			(6,500)
Issuance of loans to employees	(69,784)	(30,626)	(12,143)
Proceeds from repayment of loans from employees	26,823	6,139	3,157
Net cash used in investing activities	(91,977)	(236,544)	(128,466)
Financing activities:
Issuance of Class A ordinary shares in connection with exercise of share options	2,952	22,254	20,388
Payment of dividend	(42,955)	(63,087)	(54,026)
Repurchase of treasury shares	(196,957)	(143,389)	(44,406)
Net cash used in financing activities	(222,682)	(184,222)	(78,044)
Changes in cash and cash equivalents	(151,578)	(119,061)	289,537
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	10,571	(4,920)	7,197
Net change in cash, cash equivalents and restricted cash	(141,007)	(123,981)	296,734
Cash, cash equivalents and restricted cash at beginning of year	686,691	810,672	513,938
Cash, cash equivalents and restricted cash at end of year		686,691	810,672
As previously reported
Operating activities:
Net income (loss)		184,807	241,854
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		100,724	72,757
Bad debt expense		31,499	33,605
Loss on disposal of property and equipment		917	297
Deferred income tax benefit		(18,473)	(18,895)
Share based compensation expense		77,415	67,824
Investment (income) loss		(19,267)	29
Foreign currency exchange (gain) loss, net		6,471	(3,760)
Changes in operating assets and liabilities, net of effects from acquisition of Hanru Hangzhou and Hao Xiao Zi
Accounts receivable		(164,231)	22,928
Prepaid expenses and other current assets		(18,712)	(60,362)
Accrued interest income on time deposits		1,809	5,264
Other non-current assets		(12,432)	(7,071)
Accounts payable		(196)	(248)
Amounts due to related parties		(310)	(800)
Income taxes payable		34,731	34,947
Deferred revenue		36,102	101,439
Accrued expenses and other current liabilities		50,407	36,781
Other non-current liabilities		(2,604)	(2,559)
Net cash provided by operating activities		288,657	524,030
Investing activities:
Purchase of property and equipment and intangible assets		(177,251)	(381,982)
Proceeds from disposal of property and equipment		462	358
Purchase of short-term investments		(1,970,000)	(1,937,000)
Proceeds from maturity of short-term investments		1,989,314	1,937,000
Purchase of long-term investments		(50,500)	(12,755)
Payment of long-term investment deposit		(4,380)
Purchase of time deposits		(509,739)	(421,170)
Proceeds from maturity of time deposits		528,999	678,741
Payment for acquisition of Hanru Hangzhou			(4,360)
Cash acquired from acquisition of Hanru Hangzhou			148
Issuance of loan to a related party			(6,500)
Issuance of loans to employees		(35,379)	(12,025)
Proceeds from repayment of loans from employees		5,352	3,096
Net cash used in investing activities		(223,122)	(156,449)
Financing activities:
Issuance of Class A ordinary shares in connection with exercise of share options		22,254	20,388
Payment of dividend		(63,087)	(54,026)
Repurchase of treasury shares		(143,389)	(44,406)
Net cash used in financing activities		(184,222)	(78,044)
Changes in cash and cash equivalents		(118,687)	289,537
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash		(5,294)	7,197
Net change in cash, cash equivalents and restricted cash		(123,981)	296,734
Cash, cash equivalents and restricted cash at beginning of year	¥ 686,691	810,672	513,938
Cash, cash equivalents and restricted cash at end of year		686,691	810,672
Restatement adjustments
Operating activities:
Net income (loss)		(184,954)	(15,734)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		39	879
Bad debt expense		(31,499)	(33,605)
Deferred income tax benefit		17,302	17,348
Investment (income) loss		19,314	(100)
Foreign currency exchange (gain) loss, net		(374)	(29,645)
Impairment of long term investments		10,000
Changes in operating assets and liabilities, net of effects from acquisition of Hanru Hangzhou and Hao Xiao Zi
Accounts receivable		133,765	(18,934)
Amounts due from a related party		(1,964)	(3,753)
Prepaid expenses and other current assets		(14,414)	(5,129)
Other non-current assets		19,013	1,364
Income taxes payable		(17,682)	(7,904)
Deferred revenue		(12,625)	21,934
Accrued expenses and other current liabilities		77,127	45,296
Net cash provided by operating activities		13,048	(27,983)
Investing activities:
Purchase of property and equipment and intangible assets		432	(1,693)
Proceeds from disposal of property and equipment		(39)	88
Purchase of short-term investments		1,020,000	1,517,000
Proceeds from maturity of short-term investments		(1,039,314)	(1,517,000)
Purchase of time deposits		(6,000)	(217,000)
Proceeds from maturity of time deposits		5,959	246,645
Issuance of loans to employees		4,753	(118)
Proceeds from repayment of loans from employees		787	61
Net cash used in investing activities		(13,422)	¥ 27,983
Financing activities:
Changes in cash and cash equivalents		(374)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash		¥ 374